Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2030 Portfolio

March 31, 2020

VIPIFF2030-QTLY-0520
1.830291.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	415,010	$13,276,177
VIP Equity-Income Portfolio Investor Class (a)	795,730	13,996,898
VIP Growth & Income Portfolio Investor Class (a)	995,549	15,968,607
VIP Growth Portfolio Investor Class (a)	217,417	13,571,196
VIP Mid Cap Portfolio Investor Class (a)	170,228	3,901,627
VIP Value Portfolio Investor Class (a)	1,028,158	10,281,584
VIP Value Strategies Portfolio Investor Class (a)	617,432	5,038,244
TOTAL DOMESTIC EQUITY FUNDS
(Cost $78,589,020)		76,034,333

International Equity Funds - 31.9%
VIP Emerging Markets Portfolio Investor Class (a)	2,928,364	26,384,563
VIP Overseas Portfolio Investor Class (a)	2,620,250	48,186,403
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $78,925,601)		74,570,966

Bond Funds - 31.6%
Fidelity Inflation-Protected Bond Index Fund (a)	1,151,564	11,815,050
Fidelity Long-Term Treasury Bond Index Fund (a)	316,469	5,424,272
VIP High Income Portfolio Investor Class (a)	1,050,119	4,862,049
VIP Investment Grade Bond Portfolio Investor Class (a)	3,938,914	51,599,770
TOTAL BOND FUNDS
(Cost $71,388,440)		73,701,141

Short-Term Funds - 4.0%
VIP Government Money Market Portfolio Investor Class 0.24% (a)(b)
(Cost $9,413,676)	9,413,676	9,413,676
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $238,316,737)		233,720,116
NET OTHER ASSETS (LIABILITIES) - 0.0%		5
NET ASSETS - 100%		$233,720,121

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$12,834,455	$1,041,142	$2,300,853	$11,892	$18,140	$222,166	$11,815,050
Fidelity Long-Term Treasury Bond Index Fund	6,993,520	510,204	3,416,508	39,805	521,736	815,320	5,424,272
VIP Contrafund Portfolio Investor Class	17,368,964	949,384	2,909,890	101,283	126,906	(2,259,187)	13,276,177
VIP Emerging Markets Portfolio Investor Class	31,901,179	6,291,233	1,948,871	2,816,826	(140,956)	(9,718,022)	26,384,563
VIP Equity-Income Portfolio Investor Class	18,352,571	2,453,481	1,998,275	830,488	(171,628)	(4,639,251)	13,996,898
VIP Government Money Market Portfolio Investor Class 0.24%	2,777,063	8,034,197	1,397,584	11,864	--	--	9,413,676
VIP Growth & Income Portfolio Investor Class	20,915,762	3,203,686	2,152,480	1,061,341	(237,949)	(5,760,412)	15,968,607
VIP Growth Portfolio Investor Class	17,754,769	2,453,414	2,949,018	1,539,282	39,656	(3,727,625)	13,571,196
VIP High Income Portfolio Investor Class	5,547,489	817,624	701,931	42,112	(41,445)	(759,688)	4,862,049
VIP Investment Grade Bond Portfolio Investor Class	59,547,523	4,782,927	12,669,816	263,318	(151,893)	91,029	51,599,770
VIP Mid Cap Portfolio Investor Class	5,094,512	782,867	440,095	7,647	(52,915)	(1,482,742)	3,901,627
VIP Overseas Portfolio Investor Class	57,600,524	7,523,541	5,116,345	250,256	(380,826)	(11,440,491)	48,186,403
VIP Value Portfolio Investor Class	13,476,998	3,132,640	1,042,753	529,476	(186,093)	(5,099,208)	10,281,584
VIP Value Strategies Portfolio Investor Class	6,599,025	1,662,407	490,227	341,864	(97,389)	(2,635,572)	5,038,244
	276,764,354	43,638,747	39,534,646	7,847,454	(754,656)	(46,393,683)	233,720,116

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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